Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2030 Portfolio	Apr. 29, 2023
VIP Investor Freedom 2030 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(16.91%)
Past 5 years	4.55%
Past 10 years	7.42%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWFW
Average Annual Return:
Past 1 year	(16.49%)
Past 5 years	4.24%
Past 10 years	7.36%